Income Taxes - Pre-tax Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Pre-tax loss from PRC entities	$ (49,309)	$ (91,856)	$ (62,008)
Pre-tax loss from non-PRC entities	(37,457)	(28,105)	(9,836)
Total pre-tax loss	$ (86,766)	$ (119,961)	$ (71,844)